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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                               -------------------

Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             FENIMORE ASSET MANAGEMENT, INC.
                  ------------------------------------
Address:          384 NORTH GRAND STREET, P.O. BOX 310
                  ------------------------------------
                  COBLESKILL, NY 12043
                  ------------------------------------

Form 13F File Number:    28-3130
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    JOSEPH A. BUCCI
         -----------------------------------------------------------
Title:   CONTROLLER
         -----------------------------------------------------------
Phone:   518-234-4393
         -----------------------------------------------------------


Signature, Place, and Date of Signing:

     /s/ JOSEPH A. BUCCI             COBLESKILL, NY      PLEASE FILL IN
    ----------------------------    -------------------- -----------------
    [Signature]                     [City, State]                  [Date]

Report Type       (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

                              Form 13F SUMMARY PAGE


 Report Summary:

 Number of Other Included Managers:                0
                                          --------------------------
 Form 13F Information Table Entry Total:          63
                                          --------------------------
 Form 13F Information Table Value Total:       794,613
                                             (thousands)
                                          --------------------------

 List of Other Included Managers:

     NONE





                            NAME OF REPORTING MANAGER

                        FENIMORE ASSET MANAGEMENT, INC.
                                     12/31/2001
                         -------------------------------


                                                 FORM 13F INFORMATION TABLE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABM Industries Inc.            COM              000957100     4314   137600 SH       SOLE                   137600
ADC Telecommunicatn            COM              000886101     8603  1870225 SH       SOLE                  1870225
Allied Capital Corp.           COM              01903Q108    28930  1112702 SH       SOLE                  1112702
American Express Co.           COM              025816109     4871   136493 SH       SOLE                   136493
American Power Conversion      COM              029066107    12887   891220 SH       SOLE                   891220
Banknorth Group, Inc.          COM              06646R107    21291   945443 SH       SOLE                   945443
Berkshire Hathaway A           COM              084670108    25553      338 SH       SOLE                      338
Berkshire Hathaway B           COM              084670207     6373     2524 SH       SOLE                     2524
Bristol Myers Squibb           COM              110122108      208     4076 SH       SOLE                     4076
Brown & Brown Inc.             COM              115236101    32955  1207140 SH       SOLE                  1207140
C Cor.Net Corp                 COM              125010108    11674   801225 SH       SOLE                   801225
CSS Industries Inc             COM              125906107    11882   384406 SH       SOLE                   384406
Citigroup Inc.                 COM              172967101     5834   115567 SH       SOLE                   115567
Cognex Corporation             COM              192422103     3754   146600 SH       SOLE                   146600
Conestoga Enterprises Inc      COM              207015108      355    11125 SH       SOLE                    11125
Conmed Corp                    COM              207410101    17634   883484 SH       SOLE                   883484
Cotton Sts Life Ins Co         COM              221774102      117    12187 SH       SOLE                    12187
Ethan Allen Interiors          COM              297602104    13466   323775 SH       SOLE                   323775
Exxon Mobil Corp               COM              30231G102      207     5272 SH       SOLE                     5272
Franklin Resources             COM              354613101    11366   322244 SH       SOLE                   322244
General Electric Co            COM              369604103     1067    26616 SH       SOLE                    26616
H&R Block Inc.                 COM              093671105    35199   787440 SH       SOLE                   787440
Hickory Tech Corp              COM              429060106     2053   121100 SH       SOLE                   121100
Idex Corporation               COM              45167R104    27794   805624 SH       SOLE                   805624
Intel Corp                     COM              458140100      246     7836 SH       SOLE                     7836
International Bus Mach         COM              459200101      296     2443 SH       SOLE                     2443
International Speedway         COM              460335201    13268   339340 SH       SOLE                   339340
Jones Apparel Group            COM              480074103      663    20000 SH       SOLE                    20000
Kaydon Corp                    COM              486587108    38605  1702174 SH       SOLE                  1702174
Labor Ready Inc  New           COM              505401208      400    78350 SH       SOLE                    78350
Landauer Inc                   COM              51476K103     4376   129275 SH       SOLE                   129275
Littlefuse Inc.                COM              537008104     8023   305740 SH       SOLE                   305740
M & T Bank Corp                COM              55261F104    16062   220475 SH       SOLE                   220475
Markel Corp                    COM              570535104    14256    79357 SH       SOLE                    79357
Martin Marietta Matls          COM              573284106    13993   300288 SH       SOLE                   300288
McGrath Rentcorp               COM              580589109     8317   221678 SH       SOLE                   221678
Meredith Corp                  COM              589433101    14187   397950 SH       SOLE                   397950
Microsoft Corp                 COM              594918104      252     3800 SH       SOLE                     3800
Mocon Inc Com                  COM              607494101     4195   434299 SH       SOLE                   434299
New England Bus Svc            COM              643872104    23496  1226922 SH       SOLE                  1226922
New Plan Excel Realty          COM              648053106     1207    63375 SH       SOLE                    63375
North Fork Bancorp Ny          COM              659424105    11134   348050 SH       SOLE                   348050
Oneida Ltd Com                 COM              682505102      160    12337 SH       SOLE                    12337
Protective Life Corp.          COM              743674103    24053   831414 SH       SOLE                   831414
Regal Beloit Corp.             COM              758750103    13580   622948 SH       SOLE                   622948
Renal Care Group Inc.          COM              759930100     1904    59300 SH       SOLE                    59300
Reynolds & Reynolds            COM              761695105    30834  1271515 SH       SOLE                  1271515
Ross Stores Inc.               COM              778296103    16552   515950 SH       SOLE                   515950
SCP Pool Corporation           COM              784028102     1466    53400 SH       SOLE                    53400
Servicemaster Co.              COM              81760N109    39963  2895871 SH       SOLE                  2895871
Six Flags, Inc.                COM              83001P109     5583   363000 SH       SOLE                   363000
SouthTrust Corporation         COM              844730101    13448   545125 SH       SOLE                   545125
Tennant Co.                    COM              880345103    14002   377400 SH       SOLE                   377400
Tricon Global Restaurants      COM              895953107    10658   216625 SH       SOLE                   216625
Trustco Bank Corp              COM              898349105    22224  1767980 SH       SOLE                  1767980
US Bancorp                     COM              902973304     4591   219358 SH       SOLE                   219358
Vulcan Materials               COM              929160109    10772   224690 SH       SOLE                   224690
Waddell & Reed Finl            COM              930059100     8858   275090 SH       SOLE                   275090
Watson Pharmaceuticals         COM              942683103    13013   414562 SH       SOLE                   414562
White Mtns Insurance           COM              G9618E107    63903   183630 SH       SOLE                   183630
Whole Foods Mkt Inc.           COM              966837106     5663   130000 SH       SOLE                   130000
Zebra Technologies A           COM              989207105    26893   484480 SH       SOLE                   484480
Cedar Fair L.P.                LP               150185106     5130   206950 SH       SOLE                   206950